Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis for preparation of the financial statements
a.	Basis for preparation of the financial statements:

The Group’s consolidated financial statements as of December 31, 2019, 2018 and 2017 and for each of the three years in the period ended December 31, 2019, are in compliance with International Financial Reporting Standards, which are standards and interpretations thereto issued by the International Accounting Standard Board (hereinafter “IFRS”).

In connection with the presentation of these consolidated financial statements it is noted as follows:

1)	The significant accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

2)	These consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of plan assets related to the retirement benefit obligation, financial liabilities (including derivative instruments) and assets measured at fair value through profit or loss.

3)	The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 3. Actual results may differ materially from estimates and assumptions used by management.

4)	The Group analyzes the expenses recognized in the consolidated statement of loss using a classification method based on the expenses’ function.

Principles of consolidation
b.	Principles of consolidation

Subsidiaries

Subsidiaries are all entities over which the group has control. The group controls an entity where the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

Principles of consolidation

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively.

Changes in ownership interests

The group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of Medigus Ltd.

When the group ceases to consolidate for an investment because of a loss of control any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. Amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss, if applicable.

Principles of equity accounting and change in ownership interest
c.	Principles of equity accounting and change in ownership interest

Associates

Associates are all entities over which the group has significant influence but not control or joint control. Investments in associates are accounted for using the equity method of accounting, after initially being recognized at cost.

Equity method

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the group’s share of the post acquisition profits or losses of the investee in profit or loss and the group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates are recognized as a reduction in the carrying amount of the investment.

Where -accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealised gains on transactions between the group and its associates are eliminated to the extent of the group’s interest in these entities. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the group.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in note 2(f).

Changes in ownership interests

When the group ceases to equity account for an investment because of a loss of significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognised in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income are reclassified to profit or loss where appropriate.

Translation of foreign currency balances and transactions
d.	Translation of foreign currency balances and transactions:

1)	The functional currency and the presentation currency

The reporting and functional currency of the Company and each of its subsidiaries is the USD.

The consolidated financial statements are presented in USD and rounded to the nearest thousand.

2)	Transactions and balances

Transactions made in a currency which is different from the functional currency (hereinafter – “foreign currency”) are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in income or loss.

Gains and losses from changes in exchange rates are presented in the consolidated statement of loss and other comprehensive loss within the “Financing income in respect of deposits and exchange differences” line item.

3)	Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet

●	income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

●	all resulting exchange differences are recognised in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognised in other comprehensive income.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Property and equipment
e.	Property and equipment

Property and equipment are initially recognized at purchased cost. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of replaced items is derecognized. All other repairs and maintenance are charged to income or loss during the financial period in which they are incurred.

Property and equipment is recognized at cost less accumulated depreciation.

Depreciation is calculated using the straight line method over the estimated useful life of the asset as follows:

Machinery and equipment	6 – 10 years (primarily 10)
Furniture	7 – 14 years
Computers	3 years
Computer programs	3 years

Leasehold improvements are depreciated using the straight line method over the shorter of the term of the lease or the estimated useful lives of the assets.

The assets’ residual values, their useful lives and the depreciation method are reviewed, and adjusted if appropriate, at the end of each year.

Gains or losses with respect to disposals are determined by comparing the net proceeds with the carrying amount and recognized in the consolidated statement of loss and other comprehensive loss within “Other income – net” line item.

Impairment of non-monetary assets
f.	Impairment of non-monetary assets

Non-monetary assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows (cash-generating units). Non-monetary assets that were impaired are reviewed for possible reversal of the impairment recognized at each balance sheet date.

Financial instruments
g.	Financial instruments:

As of January 1, 2018, the Group adopted IFRS 9 “Financial Instruments”.

Financial assets

Classification

The group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair through profit or loss, and

●	those to be measured at amortised cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in profit or loss.

Recognition

Regular way purchases and sales of financial assets are recognised on trade date, being the date on which the group commits to purchase or sell the asset. Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.

Measurement

At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments

Subsequent measurement of debt instruments depends on the group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the group classifies its debt instruments:

●	Amortised cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortised cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognised directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses.

●	A gain or loss on a debt investment that is subsequently measured at FVPL is recognised in profit or loss and presented net within other gains/(losses) in the period in which it arises.

Equity instruments

The group subsequently measures equity investments at fair value except when the group has control or significant influence. Dividends from such investments continue to be recognized in profit or loss as other income when the group’s right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognized in “net change in fair value of financial assets at fair value through profit or loss” in the statement of profit or loss as applicable.

Impairment

The Group recognizes a loss allowance for expected credit losses on financial assets at amortized cost.

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. If the financial instrument is determined to have a low credit risk at the reporting date, the Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition.

The Group measures the loss allowance for expected credit losses on trade receivables that are within the scope of IFRS 15 and on financial instruments for which the credit risk has increased significantly since initial recognition based on lifetime expected credit losses. Otherwise, the Group measures the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date.

Prior to the effective date and adoption of IFRS 9, the financial assets of the Group were classified into the following categories: financial assets at fair value through profit or loss, and loans and receivables. The classification depended on the purpose for which the financial assets were acquired, also, prior to the adoption of IFRS 9, the Group assessed at December 31, 2017, whether there is any objective evidence that a financial asset or group of financial assets was impaired.

Financial liabilities

Financial liabilities are initially recognized at their fair value minus, in the case of a financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the issue of the financial liability.

Financial liabilities are subsequently measured at amortized cost, except for derivative financial instruments, which are subsequently measured at fair value through profit or loss.

The Group has early adopted the narrow-scope amendment to IAS 1 as described in note 2(q). Accordingly, financial liabilities are classified as non-current if the Group has a substantive right to defer settlement for at least 12 months at the end of the reporting period, otherwise, they are classified as current liabilities.

The Group’s financial liabilities at amortized cost are included in accounts payable, accrued expenses, other current liabilities, payable in respect of the intangible asset and lease liabilities.

The derivative financial instruments represent warrants that confer the right to net share settlement.

The Group removes a financial liability (or a part of a financial liability) when, and only when, it is extinguished (when the obligation specified in the contract is discharged, cancelled or expired).

Inventory
h.	Inventory

Inventory is measured at the lower of cost or net realizable value.

The cost is determined on the basis of “first in-first out” basis. Cost of purchased products and inventory in process includes costs of design, raw materials, direct labor, other direct costs and fixed production overheads.

Net realizable value is an estimated selling price in the ordinary course of business less applicable variable selling expenses.

Provisions for potentially obsolete or slow-moving inventory are made based on management’s analysis of inventory levels and historical obsolescence.

Materials and other supplies held for use in the production of inventories are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost.

The Group periodically analyzes anticipated product sales based on historical results, current backlog and marketing plans. Based on these analyses, the Group anticipates that certain products will not be sold during the next twelve months, such products were classified within the non-current assets.

Trade receivables
i.	Trade receivables

The balance of trade receivables includes amounts due from customers for products sold or services rendered in the ordinary course of business. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for loss allowance.

Cash and cash equivalents
j.	Cash and cash equivalents
Cash and cash equivalents include cash on hand and deposits held at call with banks with original maturities of three months or less.
Current and deferred taxes
k.	Current and deferred taxes

Tax expenses for the reported years include current taxes. The taxes are recognized in the consolidated statements of Loss and other comprehensive Loss.

The amount that was recorded as current taxes, is calculated based on the tax laws that have been enacted or substantively enacted at the balance sheet date, in countries in which the Company and its Subsidiary operate and generate taxable income. The Group’s management periodically evaluates the tax implications applicable to the taxable income, in accordance with the relevant tax laws, and creates provisions in accordance with the amounts expected to be paid to the tax authorities.

The Group recognizes deferred taxes using the liability method, for temporary differences between the amounts of assets and liabilities included in the financial statements, and the amounts for tax purposes. Deferred taxes are not recognized, if the temporary differences arise at the initial recognition of the asset or liability which at the time of the transaction has no effect on profit or loss, whether for accounting or tax reporting. The amount of deferred taxes is determined using the tax rates (and laws) which are expected to apply when the related deferred tax assets is realized or the deferred tax liabilities will be settled.

Deferred tax liabilities and assets are not recognised for temporary differences between the carrying amount and tax bases of investments in subsidiaries where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for temporary differences that are tax deductible, up to the amount of the differences that are expected to be utilized in the future, against taxable income.

No deferred tax assets have been recorded in the Group’s books and records with respect to accumulated losses since it is not probable that the Group will be able to utilize such losses in the foreseeable future against taxable income.

Deferred tax assets and liabilities are offset only if:

-	There is a legally enforceable right to offset current tax assets against current tax liabilities; and

-	Deferred income tax assets and liabilities relate to income taxes imposed by the same taxation authority on the same taxable entity.

In the event of a dividend distribution originating from tax exempted “benefited enterprises”, tax will be levied on the amount distributed using the tax rate that would have been applicable to Company had it not been exempted from tax. In the event of such a distribution, the amount of tax will be recognized as an expense in the consolidated statement of loss and other comprehensive loss.

Employee benefits
l.	Employee benefits

1)	Pension and severance pay obligations

Israeli labor laws and Company’s work agreements require the Company to pay retirement benefits to employees terminated or leaving their employment, in certain circumstances. Most of the Company’s employees are covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law. According to the plan, the Company regularly makes payments to severance pay or pension funds without having a legal or constructive obligation to pay further contributions if the funds does not hold sufficient assets to pay all employees in the plan the benefits relating to employee service in the current and prior periods. Contributions for severance pay or pension are recognized as employee benefit expenses when they are due commensurate with receipt of work services from the employee and no further provision is required in the financial statements.

With respect to the remaining employees, the Company records a liability on its balance sheet for defined benefit plans that represent the present value of the defined benefit obligation as of each reporting date, net of the fair value of plan assets. The present value of the defined benefit liability is determined by discounting the anticipated future cash outflows, using interest rates that are denominated in the currency in which the benefits will be payable.

2)	Vacation and recreation pay

Under the Israeli law each employee is legally entitled to vacation and recreation benefits. The entitlement is based on term of employment. The Group records such obligations as incurred.

3)	Bonus plans

The Group record bonus obligation when a contractual or constructive obligation exists. Such bonus obligation is record in the amount expected to be paid, to the extent that the Group can reliably estimate the amount expected to be paid.

Share based payments
m.	Share based payments

The Company granted several equity-settled share based compensation plans to the Group’s employees and other service providers in connection with their service to the Group. The fair value of such services is calculated at the grant date and amortized to the statement of loss and other comprehensive loss during the vesting period. The total amount charged as an expense is determined taking into consideration the fair value of the options granted:

-	Without considering service and performance conditions, which are non-market vesting conditions (e.g. meeting profit and sales targets and continued employment in the Company for a certain period).

-	Non-market vesting conditions are included among the assumptions in connection with the estimate level of options vesting period. The total expense is recognized during the vesting period, which is the period over which all of the specified vesting conditions of the share-based payment are to be satisfied.

The Group analyze the estimate level of options vesting period at each cut-off date, based on non-market vesting conditions. In case such analysis result in a variance vs. the original estimates, the Group records such variance in profit or loss, with a corresponding adjustment to equity.

When the options are exercised, the Company issues new shares. The proceeds, less directly related transaction costs, are reflected in the share capital (at par value) and in share premium.

Revenue recognition
n.	Revenue recognition

a)	Revenue measurement

Commencing January 1, 2018 (the initial implementation date of IFRS 15), the Group’s revenues are measured according to the amount of consideration that the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties, such as sales taxes. Revenues are presented net of VAT.

Until December 31, 2017 (IAS 18 implementation) revenues were measured in accordance with the fair value of the consideration received or receivable in respect of sales supplied in the ordinary course of business. Revenues were presented net of value added tax, returns, rebates and discounts.

b)	Revenue recognition

Commencing January 1, 2018 (the initial implementation date of IFRS 15), the Group recognizes revenue when a customer obtains control over a promised goods or services. For each performance obligation the Group determines at contract inception whether it satisfies the performance obligation over time or satisfies the performance obligation at a point in time.

Performance obligations are satisfied over time if one of the following criteria is met:

(a) the customer simultaneously receives and consumes the benefits provided by the Group’s performance; (b) the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (c) the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If a performance obligation is not satisfied over time, a Group satisfies the performance obligation at a point in time.

The transaction price is allocated to each distinct performance obligations on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company is able to establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

Product Revenue

Revenues from product sales of miniature cameras are recognized when the customer obtains control of the Company’s product, typically upon shipment to the customer. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

Service Revenue

The Company also generates revenues from development services. Revenue from development services is recognized over the period of the applicable service contract. There are no long-term payment terms or significant financing components of the Company’s contracts.

The Company’s contract payment terms for product and services vary by customer. The Company assesses collectability based on several factors, including collection history.

Until December 31, 2017 revenue from the sale of goods is recognized when all of the following conditions are met:

●	The Group transferred the significant risks and rewards of ownership of the goods to the purchaser;

●	The Group does not retain continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

●	The amount of the revenue can be measured reliably. The amount of the revenue is not considered as being reliably measured until all the conditions relating to the transaction are met. The Group bases its estimates on past experience, considering the type of customer, type of transaction and special details of each arrangement;

●	It is probable that the economic benefits that are associated with the transaction will flow to the Group; and

●	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

Leases
o.	Leases

Group as lessee:

Through December 31, 2018 the Group applied IAS 17 to account for leases whereby a significant portion of the risks and rewards of ownership were retained by the lessor were classified as operating leases. Therefore the Group’s leases were operating leases which were charged to income statements on a straight-line basis over the lease term, including extending options which were reasonably certain.

IFRS 16 replaces upon first-time implementation the existing guidance in IAS 17. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases, and is expected to impact mainly the accounting treatment applied by the lessee in a lease transaction.

IFRS 16 changes the existing guidance in IAS 17 and requires lessees to recognize a lease liability that reflects future lease payments and a “right-of-use asset” in all lease contracts (except for the following), with no distinction between financing and capital leases. IFRS 16 exempts lessees in short-term leases or the when underlying asset has a low value.

IFRS 16 also changes the definition of a “lease” and the manner of assessing whether a contract contains a lease.

The Group adopted IFRS 16 on January 1, 2019, using a modified retrospective transition approach, and as a result did not adjust prior periods. The effect upon first-time implementation on the Group’s consolidated statement of financial position are: right-of-use lease assets of approximately $39 thousand, current lease liabilities of approximately $30 thousand and non-current lease liabilities of approximately $9 thousand.

In respect of agreements in which the Group is the lessee, the Group elected to apply the standard for the first time by recognizing lease liabilities, for leases that were previously classified as operating leases, based on the present value of the remaining lease payments, discounted at the incremental interest rate of the lessee as at the date of first-time application. At the same time, the Group recognized a right-of-use asset at an amount equal to the amount of the lease liabilities, adjusted to reflect any prepaid or accrued lease payments in respect of those leases. As a result, the application of the standard has no an effect on the accumulated deficit balance.

The Group applied the following practical expedients:

●	Non-lease components: practical expedient by class of underlying asset not to separate non-lease components (services) from lease components and, instead, account for each lease component and any associated non lease components as a single lease component.

●	The practical expedient for short-term leases is applied.

As part of the first-time application of the standard, the Group has elected to apply the following practical expedients:

●	Excluding initial direct costs for the measurement of the right-of-use asset at the date of initial application,

●	Using hindsight in determining the lease term where the contract contains options to extend or terminate the lease

●

For leases in which the Group is the lessee, the Group does not to recognize a right-of-use asset and a lease liability in respect of leases whose lease period ends within 12 months of the date of initial application.

●	Not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Group relied on its assessment made applying IAS 17

Discount rate:

The lease payments are discounted using the lessee’s incremental borrowing rate, since the interest rate implicit in the lease cannot be readily determined. The lessee’s incremental borrowing rate is the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. However, the Group is using the practical expedient of accounting together a portfolio of leases with similar characteristics provided that it is reasonably expected that the effects on the financial statements of applying this standard to the portfolio would not differ materially from applying this Standard to the individual leases within that portfolio. And using a single discount rate to a portfolio of leases with reasonably similar characteristics (such as leases with a similar remaining lease term for a similar class of underlying asset in a similar economic environment). The weighted average of lessee’s incremental annual borrowing rate applied to the lease liabilities was 10%.

Lease liabilities measurement:

Lease liabilities were initially measured on a present value basis of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable

●	variable lease payment that are based on an index or a rate (such as CPI).

●	lease payments (principal and interest) to be made under reasonably certain extension options

The lease liability is subsequently measured according to the effective interest method, with interest costs recognized in the statement of income as incurred. The amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Group is exposed to potential future changes in lease payments based on linkage to the CPI index, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Principal elements of the lease payments are presented in the statement of cash flows under the cash used in financing activities. Finance cost of the lease payments are presented in the statement of cash flows under the operating activities.

Right-of-use assets measurement:

Right-of-use assets were measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;

●	any lease payments made at or before the commencement date and;

●	any initial direct costs (except for initial application).

After the commencement date, the Group measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over the estimated useful lives of the right of use assets or the lease period, which is shorter:

Years
Property	1-2
Motor vehicles	3

Loss per share
p.	Loss per share

Loss per share is based on the loss that is attributed to the shareholders holding ordinary shares, divided by the weighted average number of ordinary shares in issue during the period.

For purposes of the calculation of the diluted loss per share, the Group adjusts the loss that is attributed to the holders of the Company’s ordinary shares, and the weighted average number of ordinary shares in issue, to assume conversion of all of the dilutive potential shares.

The potential shares are taken into account only if their effect is dilutive (increases loss per share).

Classification of liabilities
q.	Classification of liabilities:

The IASB issued a narrow-scope amendment to IAS 1 to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. The amendment could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. Inter alia, the amendment requires the following:

●	Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.

●	’Settlement’ is defined as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. There is an exception for convertible instruments that might be converted into equity, but only for those instruments where the conversion option is classified as an equity instrument as a separate component of a compound financial instrument.

The amendment should be applied retrospectively for annual periods beginning on or after January 1, 2022. Earlier application is permitted.

The Group early adopted the narrow-scope amendment to IAS 1.  Accordingly, the Group classified in the statement of financial position warrants as part of current liabilities. The amendment was applied retrospectively and as a result the Group reclassified warrants at fair value as of December 31, 2018 and 2017 amounting to $1,601 thousand and $559 thousand, respectively, to current liabilities.